Share Capital	12 Months Ended
Aug. 31, 2024
Share Capital [Abstract]
SHARE CAPITAL
11.	SHARE CAPITAL

Holders of Class A Ordinary Shares and Class B Ordinary Shares are entitled to the same rights except for voting and conversion rights. In respect of matters requiring a shareholder’s vote, each Class A Ordinary Share is entitled to one vote and each Class B Ordinary Share is entitled to 20 votes. Class B Ordinary Shares are convertible at any time by the holder thereof into Class A Ordinary Shares on a one-for-one basis.

The Company was incorporated on December 16, 2016. After the reorganization completed in 2017, the total issued share capital of the Company was USD 0.0001 consisting of 10 ordinary shares with a par value of USD 0.00001 and total authorized share capital was USD 50 divided into 5,000,000,000 shares.

The Company completed a follow-on public offering of American Depositary Shares (“ADSs”) priced at US$19.00 per ADS on March 2, 2018. The Company issued and sold 10,000,000 ADSs, each representing one Class A Ordinary Share of the Company.

In September 2019, the Board of Directors approved a US$30,000 share repurchase program (the “2019 Repurchase Program”). Under the 2019 Repurchase Program, the Group repurchased 1,096,312 shares during the year ended August 31, 2020 with a cost of USD 8,721 (approximately RMB 56,058). For the year ended August 31, 2020, the Board of Directors approved and the Company completed the cancellation and retirement of 569,732 shares that were repurchased.

In November 2020, the Board of Directors approved a US$50,000 share repurchase program (the “2020 Repurchase Program”). Under the 2020 Repurchase Program, the Group repurchased 560,436 shares and 258,731 shares during the years ended August 31, 2021 and 2022, respectively with a cost of US$ 3,075 (approximately RMB 24,628) and US$ 1,530 (approximately RMB 9,245), respectively. For the years ended August 31, 2021 and 2022, the Board of Directors approved and the Company completed the cancellation and retirement of 1,058,389 shares and 287,358 shares that were repurchased respectively.

In August 2022, the Company changed the ratio of its ADSs to its Class A Ordinary Shares (the “ADS Ratio”), par value US$0.00001 per share, from the previous ADS Ratio of one ADS to one Class A Ordinary Share to the current ADS Ratio of one ADS to four Class A Ordinary Shares, effective on August 19, 2022.

For the years ended August 31, 2023 and 2024, there is no share repurchased by the Company.